Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues
Operating revenues	$ 131,601	$ 122,120	$ 252,621	$ 238,730
Operating revenues – Unigas Pool	15,075	13,060	28,210	25,252
Operating revenues – Luna Pool collaborative arrangements	0	155	0	7,355
Total operating revenue	146,676	135,335	280,831	271,337
Expenses
Brokerage commission	1,869	1,735	3,495	3,429
Voyage expenses	17,123	18,604	31,306	35,833
Voyage expenses – Luna Pool collaborative arrangements	0	514	0	5,542
Vessel operating expenses	43,494	42,999	85,612	84,671
Depreciation and amortization	33,349	32,190	66,790	64,021
General and administrative costs	11,320	8,223	17,800	14,978
Other income	0	0	0	(96)
(Profit)/loss from sale of vessel	0	(4,941)	0	(4,941)
Total operating expenses	107,155	99,324	205,003	203,437
Operating Income	39,521	36,011	75,828	67,900
Unrealized gain/(loss) on non-designated derivative instruments	(1,581)	3,195	(2,028)	(1,056)
Write off of deferred financing costs	0	0	0	(171)
Interest expense	(16,174)	(17,016)	(31,911)	(30,354)
Interest income	1,550	1,296	3,162	1,879
Income before taxes and share of result of equity method investments	23,316	23,486	45,051	38,198
Income taxes	(1,161)	(1,984)	(2,367)	(3,149)
Share of result of equity method investments	4,687	5,993	9,077	11,296
Net Income	26,842	27,495	51,761	46,345
Net income attributable to non-controlling interest	(3,602)	(889)	(5,948)	(953)
Net Income attributable to stockholders of Navigator Holdings Ltd.	$ 23,240	$ 26,606	$ 45,813	$ 45,392
Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic (in dollars per share)	$ 0.32	$ 0.36	$ 0.63	$ 0.61
Diluted (in dollars per share)	$ 0.32	$ 0.36	$ 0.62	$ 0.60
Weighted average number of shares outstanding in the period:
Basic (in shares)	72,458,773	73,745,894	72,834,272	74,847,093
Diluted (in shares)	72,883,133	74,329,162	73,320,149	75,321,626